Condensed Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Income Statement [Abstract]
Revenue
Operating expenses:
Exploration expense	25,415		$ 38,763	25,415	26,031	$ 28,669
General and administrative expenses	990,491	186,759	17,313	1,155,504	466,041	365,390
Legal fees			7,514			409,191
Accretion expense	694	694	359	1,389	1,389	2,778
Total operating expenses	1,016,600	187,453	63,949	1,182,308	493,461	806,028
Loss from operations	(1,016,600)	(187,453)	(63,949)	(1,182,308)	(493,461)	(806,028)
Other expenses:
Interest expense	94,357	478,934	38,115	746,930	560,813	1,661,981
Penalty fees		1,322,933			1,322,933	1,322,933
Loss on note conversion	1,125,000			1,125,000
Licenses and fees						9,450
Total other expenses	1,219,357	1,801,867	38,115	1,871,930	1,883,746	2,994,364
Loss before income taxes	(2,235,957)	(1,989,320)	(102,064)	(3,054,238)	(2,377,207)	(3,800,392)
Provision for income taxes
Net loss	$ (2,235,957)	$ (1,989,320)	$ (102,064)	$ (3,054,238)	$ (2,377,207)	$ (3,800,392)
Basic and Diluted Net Loss per Common Share
Basic	$ (0.12)	$ (0.13)	$ (0.02)	$ (0.17)	$ (0.17)	$ (0.26)
Diluted	$ (0.12)	$ (0.13)	$ (0.02)	$ (0.17)	$ (0.17)	$ (0.26)
Weighted Average Number of Common Shares Outstanding
Basic	18,457,415	15,572,800	5,065,994	17,796,727	13,731,474	14,797,786
Diluted	18,457,415	15,572,800	5,065,994	17,796,727	13,731,474	14,797,786